Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule of Operating Leases [Line Items]
2014	¥ 4,036
2015	3,576
2016	3,300
2017	3,199
2018	2,866
Thereafter	19,283
Total	¥ 36,260